Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000152510 | U.S. Treasury Notes8648937
Holdings [Line Items]
Percent of Total Investments	17.80%
C000152510 | U.S. Treasury Notes8648934
Holdings [Line Items]
Percent of Total Investments	7.90%
C000152510 | U.S. Treasury Notes8648932
Holdings [Line Items]
Percent of Total Investments	6.70%
C000152510 | U.S. Treasury Notes8648929
Holdings [Line Items]
Percent of Total Investments	3.50%
C000152510 | GNMA8648956
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152510 | FHLMC8649422
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152510 | FHLMC8649419
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152510 | Store Capital8649367
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152510 | Oak Street Investment Grade Net Lease Fund Series8649026
Holdings [Line Items]
Percent of Total Investments	0.70%
C000152510 | TCW CLO8649150
Holdings [Line Items]
Percent of Total Investments	0.60%
C000152510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152510 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152510 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152510 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152510 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152510 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152510 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000152510 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000158706 | U.S. Treasury Notes8648937
Holdings [Line Items]
Percent of Total Investments	17.80%
C000158706 | U.S. Treasury Notes8648934
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158706 | U.S. Treasury Notes8648932
Holdings [Line Items]
Percent of Total Investments	6.70%
C000158706 | U.S. Treasury Notes8648929
Holdings [Line Items]
Percent of Total Investments	3.50%
C000158706 | GNMA8648956
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158706 | FHLMC8649422
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158706 | FHLMC8649419
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158706 | Store Capital8649367
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158706 | Oak Street Investment Grade Net Lease Fund Series8649026
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158706 | TCW CLO8649150
Holdings [Line Items]
Percent of Total Investments	0.60%
C000158706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158706 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158706 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158706 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000158706 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000152509 | U.S. Treasury Notes8649377
Holdings [Line Items]
Percent of Total Investments	4.70%
C000152509 | U.S. Treasury Notes8649368
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152509 | U.S. Treasury Notes8649374
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152509 | U.S. Treasury Bonds8649403
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152509 | U.S. Treasury Bonds8649412
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152509 | U.S. Treasury Bonds8649400
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152509 | U.S. Treasury Notes8649388
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152509 | U.S. Treasury Bonds8649394
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152509 | FNMA8649116
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152509 | U.S. Treasury Notes8649380
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152509 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000152509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152509 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000152509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152509 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000152509 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000152509 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000152509 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158704 | U.S. Treasury Notes8649377
Holdings [Line Items]
Percent of Total Investments	4.70%
C000158704 | U.S. Treasury Notes8649368
Holdings [Line Items]
Percent of Total Investments	4.00%
C000158704 | U.S. Treasury Notes8649374
Holdings [Line Items]
Percent of Total Investments	3.10%
C000158704 | U.S. Treasury Bonds8649403
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158704 | U.S. Treasury Bonds8649412
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158704 | U.S. Treasury Bonds8649400
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158704 | U.S. Treasury Notes8649388
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158704 | U.S. Treasury Bonds8649394
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158704 | FNMA8649116
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158704 | U.S. Treasury Notes8649380
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158704 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000158704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158704 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000158704 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158704 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000158704 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214840 | Flex8649804
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214840 | Discover Financial Services8649789
Holdings [Line Items]
Percent of Total Investments	2.40%
C000214840 | Jabil8649826
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214840 | Corpay8649778
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214840 | Ameriprise Financial8649729
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214840 | Ralph Lauren8649872
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | QUALCOMM8649868
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | eBay8649795
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | United Therapeutics8649893
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Corebridge Financial8649773
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214840 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000214840 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000214840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000214840 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000214840 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152512 | JPMorgan Chase8649393
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152512 | Exxon Mobil8649363
Holdings [Line Items]
Percent of Total Investments	3.80%
C000152512 | AT&T8649297
Holdings [Line Items]
Percent of Total Investments	3.40%
C000152512 | Berkshire Hathaway8649309
Holdings [Line Items]
Percent of Total Investments	2.90%
C000152512 | Cisco Systems8649327
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152512 | Citigroup8649330
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152512 | Procter & Gamble8649427
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152512 | Entergy8649357
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152512 | Chevron8649323
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152512 | International Business Machines8649390
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000152512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000152512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000158710 | JPMorgan Chase8649393
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158710 | Exxon Mobil8649363
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158710 | AT&T8649297
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158710 | Berkshire Hathaway8649309
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158710 | Cisco Systems8649327
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158710 | Citigroup8649330
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158710 | Procter & Gamble8649427
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158710 | Entergy8649357
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158710 | Chevron8649323
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158710 | International Business Machines8649390
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000152511 | Apple8649078
Holdings [Line Items]
Percent of Total Investments	9.70%
C000152511 | Microsoft8649171
Holdings [Line Items]
Percent of Total Investments	9.60%
C000152511 | NVIDIA8649180
Holdings [Line Items]
Percent of Total Investments	8.30%
C000152511 | Meta Platforms8649168
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152511 | Alphabet8649069
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152511 | Broadcom8649104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152511 | Alphabet8649072
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152511 | Tesla8649224
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152511 | Berkshire Hathaway8649095
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152511 | Visa8649247
Holdings [Line Items]
Percent of Total Investments	2.40%
C000152511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152511 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000152511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000152511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000158708 | Apple8649078
Holdings [Line Items]
Percent of Total Investments	9.70%
C000158708 | Microsoft8649171
Holdings [Line Items]
Percent of Total Investments	9.60%
C000158708 | NVIDIA8649180
Holdings [Line Items]
Percent of Total Investments	8.30%
C000158708 | Meta Platforms8649168
Holdings [Line Items]
Percent of Total Investments	4.30%
C000158708 | Alphabet8649069
Holdings [Line Items]
Percent of Total Investments	3.10%
C000158708 | Broadcom8649104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000158708 | Alphabet8649072
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158708 | Tesla8649224
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158708 | Berkshire Hathaway8649095
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158708 | Visa8649247
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158708 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158708 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158708 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158708 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158708 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158708 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158708 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000158708 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158708 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158708 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158708 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000152513 | Axis Capital Holdings8649476
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152513 | PRIMO BRANDS CORP8649646
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152513 | National Fuel Gas8649618
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152513 | Merit Medical Systems8649606
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Limbach Holdings8649589
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Cheesecake Factory8649511
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Brink's8649506
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | IMAX8649568
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Tanger8649676
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Belden8649480
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000152513 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000152513 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000152513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000158713 | Axis Capital Holdings8649476
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158713 | PRIMO BRANDS CORP8649646
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158713 | National Fuel Gas8649618
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158713 | Merit Medical Systems8649606
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Limbach Holdings8649589
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Cheesecake Factory8649511
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Brink's8649506
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | IMAX8649568
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Tanger8649676
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Belden8649480
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000158713 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158713 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158713 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158713 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158713 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000158713 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158713 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158713 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158713 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158713 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000214842 | Apple8649956
Holdings [Line Items]
Percent of Total Investments	6.70%
C000214842 | Microsoft8654159
Holdings [Line Items]
Percent of Total Investments	6.30%
C000214842 | NVIDIA8655111
Holdings [Line Items]
Percent of Total Investments	5.50%
C000214842 | Meta Platforms8654128
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214842 | Alphabet8654969
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214842 | Broadcom8650591
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214842 | Tesla8656883
Holdings [Line Items]
Percent of Total Investments	1.70%
C000214842 | Alphabet8654972
Holdings [Line Items]
Percent of Total Investments	1.60%
C000214842 | Berkshire Hathaway8650389
Holdings [Line Items]
Percent of Total Investments	1.50%
C000214842 | JPMorgan Chase8653474
Holdings [Line Items]
Percent of Total Investments	1.50%
C000214842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000214842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000214842 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214836 | American Tower8649830
Holdings [Line Items]
Percent of Total Investments	10.20%
C000214836 | Welltower8649914
Holdings [Line Items]
Percent of Total Investments	8.70%
C000214836 | Prologis8649880
Holdings [Line Items]
Percent of Total Investments	7.80%
C000214836 | Equinix8649849
Holdings [Line Items]
Percent of Total Investments	7.50%
C000214836 | Realty Income8649885
Holdings [Line Items]
Percent of Total Investments	4.50%
C000214836 | Simon Property Group8649897
Holdings [Line Items]
Percent of Total Investments	4.00%
C000214836 | Digital Realty Trust8649847
Holdings [Line Items]
Percent of Total Investments	3.90%
C000214836 | Public Storage8649884
Holdings [Line Items]
Percent of Total Investments	3.80%
C000214836 | Essex Property Trust8649857
Holdings [Line Items]
Percent of Total Investments	3.10%
C000214836 | Omega Healthcare Investors8649877
Holdings [Line Items]
Percent of Total Investments	3.00%
C000214836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000152514 | Taiwan Semiconductor Manufacturing8649709
Holdings [Line Items]
Percent of Total Investments	2.80%
C000152514 | SAP8649532
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152514 | Tencent Holdings8649607
Holdings [Line Items]
Percent of Total Investments	2.40%
C000152514 | Alibaba Group Holding8649590
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | Unilever PLC8649586
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | Royal Bank of Canada8649504
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | Shell PLC8649584
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | ASML Holding8649692
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152514 | Lloyds Banking Group PLC8649581
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152514 | Engie8649566
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152514 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152514 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152514 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152514 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152514 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152514 | India
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152514 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152514 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152514 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152514 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152514 | China
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000152514 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000158714 | Taiwan Semiconductor Manufacturing8649709
Holdings [Line Items]
Percent of Total Investments	2.80%
C000158714 | SAP8649532
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158714 | Tencent Holdings8649607
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158714 | Alibaba Group Holding8649590
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | Unilever PLC8649586
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | Royal Bank of Canada8649504
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | Shell PLC8649584
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | ASML Holding8649692
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158714 | Lloyds Banking Group PLC8649581
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158714 | Engie8649566
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158714 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158714 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158714 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158714 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158714 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158714 | India
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158714 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158714 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158714 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000158714 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158714 | China
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000158714 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.00%